Research and Development Revenue	9 Months Ended
Sep. 30, 2023
Research and Development Revenue [Abstract]
RESEARCH AND DEVELOPMENT REVENUE

5. RESEARCH AND DEVELOPMENT REVENUE

For the three and nine months ended September 30, 2023 and 2022, the Company’s revenues disaggregated by the major sources was as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
BARDA	$3,055	$6,903	$12,018	$18,866
Other U.S governmental authorities	385	135	751	406
Total revenue	$3,440	$7,038	$12,769	$19,272